PMC Diversified Equity Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.12%
Accommodation - 0.15%
GreenTree Hospitality Group Ltd. - ADR	7,747	$92,034
MGM Resorts International (c)	41,255	1,165,454
Penn National Gaming, Inc. (a)	1,924	134,680
		1,392,168
Administration of Economic Programs - 0.00%
Centrais Electricas Brasileiras SA - ADR	6,582	38,176
Administration of Human Resource Programs - 0.03%
Hailiang Education Group, Inc. - ADR (a)	4,138	272,694
Administrative and Support Services - 1.47%
111, Inc. - ADR (a)	2,037	14,483
51job, Inc. - ADR (a)	531	37,436
ABM Industries, Inc.	4,076	156,926
Accenture PLC - Class A (b)	15,068	3,753,287
AMN Healthcare Services, Inc. (a)	1,977	128,821
ASGN, Inc. (a)	2,691	210,382
Baker Hughes Co.	2,786	52,154
Bilibili, Inc. - ADR (a)(c)	2,400	150,864
Booking Holdings, Inc. (a)	203	411,775
Brambles Ltd. - ADR	15,223	244,786
China Overseas Land & Investment Ltd. - ADR	8,478	102,584
Conduent, Inc. (a)	17,264	72,854
Criteo SA - ADR (a)	24,066	466,158
Deutsche Post AG - ADR	16,343	790,674
Fortum OYJ - ADR	9,485	43,109
HeadHunter Group PLC - ADR	832	20,309
HMS Holdings Corp. (a)	2,682	84,268
Huami Corp. - ADR (a)	8,540	106,408
IHS Markit Ltd. (b)	3,432	341,347
Kforce, Inc.	8,370	343,589
ManpowerGroup, Inc.	4,605	399,023
ManTech International Corp. - Class A	4,434	341,285
MasterCard, Inc. - Class A	3,674	1,236,339
Moody's Corp.	120	33,881
Orange SA - ADR	27,044	339,402
PayPal Holdings, Inc. (a)	3,209	687,111
QIWI PLC - ADR (c)	6,109	88,947
Secom Co. Ltd. - ADR	54,697	1,354,845
Teladoc Health, Inc. (a)(c)	2,205	438,287
Teleperformance - ADR (c)	3,257	548,218
TransUnion	1,723	156,948
TriNet Group, Inc. (a)(c)	1,722	129,150
TTEC Holdings, Inc.	3,880	262,521
Visa, Inc.	1,868	392,934
		13,941,105
Air Transportation - 0.09%
American Airlines Group, Inc. (c)	1,455	20,559
Atlas Air Worldwide Holdings, Inc. (a)	2,486	138,744
SkyWest, Inc.	6,677	286,643
Southwest Airlines Co.	2,573	119,233
United Airlines Holdings, Inc. (a)	5,895	265,570
		830,749
Ambulatory Health Care Services - 0.89%
Acadia Healthcare Co., Inc. (a)(c)	8,853	375,810
Amedisys, Inc. (a)	2,144	524,830
DaVita, Inc. (a)	20,116	2,209,742
Guardant Health, Inc. (a)	931	112,763
HealthStream, Inc. (a)	3,059	57,142
Laboratory Corp. of America Holdings (a)	2,948	589,128
LHC Group, Inc. (a)	2,795	548,714
Medpace Holdings, Inc. (a)	3,830	491,619
Novocure Ltd. (a)(b)	4,002	502,851
Premier, Inc.	3,998	141,609
Quest Diagnostics, Inc.	11,950	1,481,561
Select Medical Holdings Corp. (a)	11,245	271,005
Sonic Healthcare Ltd. - ADR	29,791	721,390
Surgery Partners, Inc. (a)(c)	7,989	195,171
Viatris, Inc. (a)	9,421	158,461
		8,381,796
Amusement, Gambling, and Recreation Industries - 0.02%
WW International, Inc. (a)(c)	5,528	163,131
Apparel Manufacturing - 0.27%
ANTA Sports Products Ltd. - ADR	1,449	490,341
G-III Apparel Group Ltd. (a)(c)	9,482	193,148
Lululemon Athletica, Inc. (a)	2,471	914,814
Wesfarmers Ltd. - ADR (c)	54,652	992,480
		2,590,783
Beverage and Tobacco Product Manufacturing - 0.82%
Boston Beer Co., Inc. - Class A (a)(c)	82	76,329
Cia Cervecerias Unidas SA - ADR	8,418	120,462
Coca-Cola Co.	1,177	60,733
Coca-Cola Femsa SAB de CV - ADR	3,048	138,166
Embotelladora Andina SA - Class A - ADR	2,783	31,504
Embotelladora Andina SA - Class B - ADR	7,738	102,826
Japan Tobacco, Inc. - ADR	147,332	1,488,053
Kirin Holdings Co. Ltd. - ADR	67,900	1,478,182
Monster Beverage Corp. (a)	5,747	487,231
PepsiCo, Inc.	359	51,779
Philip Morris International, Inc.	29,557	2,238,943
Swedish Match AB - ADR	28,638	1,152,107
Tsingtao Brewery Co. Ltd. - ADR	1,950	94,965
Vector Group Ltd.	17,601	197,835
		7,719,115
Broadcasting (except Internet) - 1.22%
Altice USA, Inc. - Class A (a)	9,129	309,656
Comcast Corp. - Class A	77,186	3,877,825
Discovery, Inc. - Class A (a)(c)	57,288	1,541,620
Discovery, Inc. - Class C (a)	84,978	2,041,172
DISH Network Corp. - Class A (a)	28,729	1,030,509
Grupo Televisa SAB - ADR	245	1,965
Liberty Media Corp-Liberty SiriusXM (a)	11,282	462,675
MSG Networks, Inc. - Class A (a)(c)	15,474	187,854
Roku, Inc. (a)	479	140,620
ViacomCBS, Inc. - Class A	9,065	330,691
ViacomCBS, Inc. - Class B (c)	40,537	1,430,145
WideOpenWest, Inc. (a)	22,628	185,323
		11,540,055
Building Material and Garden Equipment and Supplies Dealers - 0.61%
BMC Stock Holdings, Inc. (a)(c)	4,836	236,674
Home Depot, Inc.	13,864	3,846,012
Lowe's Companies, Inc.	10,535	1,641,564
		5,724,250
Chemical Manufacturing - 8.56%
Abbott Laboratories	3,211	347,494
AbbVie, Inc.	28,067	2,935,247
Acceleron Pharma, Inc. (a)	1,474	174,035
Air Liquide SA - ADR	31,592	1,037,797
Air Products and Chemicals, Inc.	4,565	1,278,839
Alexion Pharmaceuticals, Inc. (a)	8,066	984,940
Alnylam Pharmaceuticals, Inc. (a)	381	49,496
Alterity Therapeutics Ltd. - ADR (a)	122,996	186,954
Amgen, Inc.	10,657	2,366,280
Arkema SA - ADR	6,394	752,446
Asahi Kasei Corp. - ADR	42,342	779,093
Astellas Pharma, Inc. - ADR	60,088	859,499
AstraZeneca PLC - ADR	17,557	929,468
Avient Corp.	5,288	193,276
Bayer AG - ADR	39,865	578,840
Biogen, Inc. (a)	5,439	1,306,285
BioMarin Pharmaceutical, Inc. (a)	2,792	219,730
Bio-Techne Corp.	1,298	393,696
Bristol-Myers Squibb Co.	32,058	2,000,419
Catalent, Inc. (a)	5,047	485,219
CF Industries Holdings, Inc.	5,940	221,562
Chugai Pharmaceutical Co. Ltd. - ADR	55,654	1,328,461
Church & Dwight Co., Inc.	1,413	124,019
Clorox Co. (c)	2,526	512,677
CMC Materials, Inc.	796	122,807
Corcept Therapeutics, Inc. (a)(c)	10,392	235,275
CSL Ltd. - ADR	15,841	1,746,470
D&L Industries, Inc. - ADR	14,473	49,932
Daiichi Sankyo Co. Ltd. - ADR	70,845	2,521,374
Dr Reddy's Laboratories Ltd. - ADR	7,398	485,235
Eastman Chemical Co.	14,012	1,364,769
Eisai Co. Ltd. - ADR	14,223	1,067,152
Eli Lilly and Co.	6,220	905,943
Emergent BioSolutions, Inc. (a)	6,934	568,103
FMC Corp.	6,607	766,478
Fresenius Medical Care AG & Co. KGaA - ADR	11,305	477,636
FutureFuel Corp.	14,061	168,591
Genetic Technologies Ltd. - ADR (a)(c)	30,138	95,537
GlaxoSmithKline PLC - ADR	48,950	1,800,871
GW Pharmaceuticals PLC - ADR (a)	1,224	171,458
H Lundbeck A/S - ADR (c)	4,784	145,864
Hengan International Group Co. Ltd. - ADR	4,531	155,685
Huntsman Corp.	10,083	249,756
Hypera SA - ADR (c)	5,829	33,808
Incitec Pivot Ltd. - ADR	26,265	44,388
Innoviva, Inc. (a)(c)	17,143	179,230
Ipsen SA - ADR	2,170	52,145
Ironwood Pharmaceuticals, Inc. (a)	19,854	228,718
Johnson & Johnson	41,902	6,062,380
Kao Corp. - ADR (c)	141,313	2,111,216
Karuna Therapeutics, Inc. (a)	406	40,507
Kazia Therapeutics Ltd. - ADR (a)	3,462	34,585
Kose Corp. - ADR (c)	25,668	788,880
Kronos Worldwide, Inc. (c)	8,582	118,003
Kuraray Co. Ltd. - ADR (c)	11,810	350,403
Merck & Co., Inc.	31,030	2,494,502
Merck KGaA - ADR (c)	16,864	539,648
Meridian Bioscience, Inc. (a)(c)	5,981	113,041
Mesoblast Ltd. - ADR (a)(c)	31,226	471,200
Neurocrine Biosciences, Inc. (a)	3,658	347,291
Novartis AG - ADR	41,542	3,773,259
Novavax, Inc. (a)(c)	841	117,320
Novo Nordisk A/S - ADR	49,213	3,303,668
Novozymes A/S - ADR	11,860	677,087
Oasmia Pharmaceutical AB - ADR (a)	102,116	145,005
Ono Pharmaceutical Co. Ltd. - ADR	95,286	989,545
Otsuka Holdings Co. Ltd. - ADR	50,454	1,018,162
Pacira BioSciences, Inc. (a)(c)	1,941	117,605
Perrigo Co. PLC (b)	5,716	275,626
Pfizer, Inc.	75,928	2,908,802
Prestige Consumer Healthcare, Inc. (a)	6,616	235,331
Procter & Gamble Co.	19,696	2,735,184
Quidel Corp. (a)(c)	1,823	355,576
Redhill Biopharma Ltd. - ADR (a)(c)	5,433	48,028
Regeneron Pharmaceuticals, Inc. (a)(c)	1,891	975,813
Repligen Corp. (a)	4,839	917,813
Sanofi - ADR	58,606	2,942,020
Santen Pharmaceutical Co. Ltd. - ADR	34,502	566,523
Sarepta Therapeutics, Inc. (a)(c)	786	110,716
Sasol Ltd. - ADR	8,852	66,036
Shin-Etsu Chemical Co. Ltd. - ADR	77,606	3,184,950
Shionogi & Co Ltd. - ADR	43,796	583,363
Starpharma Holdings Ltd. - ADR (a)	5,331	50,751
Sumitomo Chemical Co. Ltd. - ADR (c)	11,296	199,883
Sysmex Corp. - ADR	16,530	862,205
Takeda Pharmaceutical Co. Ltd. - ADR	54,437	970,612
Teijin Ltd. - ADR	28,406	484,180
Teva Pharmaceutical Industries Ltd. - ADR (a)	54,353	516,897
Toray Industries, Inc. - ADR	43,024	464,659
United Therapeutics Corp. (a)	6,090	807,778
Vertex Pharmaceuticals, Inc. (a)	2,864	652,276
West Pharmaceutical Services, Inc.	1,915	526,931
Yara International ASA - ADR	25,903	521,686
Zoetis, Inc.	10,692	1,714,783
		80,974,726
Clothing and Clothing Accessories Stores - 1.15%
ASOS PLC - ADR (a)	4,522	279,640
Buckle, Inc. (c)	9,174	246,047
Carter's, Inc.	925	82,316
Charter Communications, Inc. - Class A (a)	4,967	3,238,435
Fast Retailing Co. Ltd. - ADR (c)	17,780	1,455,026
Hennes & Mauritz AB - ADR	151,968	635,226
Kering SA - ADR	14,306	1,032,178
L Brands, Inc.	3,578	138,862
LVMH Moet Hennessy Louis Vuitton SE - ADR	23,358	2,695,981
Mr Price Group Ltd. - ADR	20,336	212,969
Pandora A/S - ADR	33,960	843,227
Tiffany & Co.	92	12,096
		10,872,003
Computer and Electronic Product Manufacturing - 12.77%
Advanced Micro Devices, Inc. (a)	18,378	1,702,905
Advantest Corp. - ADR (c)	12,295	861,019
Alphabet, Inc. - Class A (a)	893	1,566,679
Alphabet, Inc. - Class C (a)	1,011	1,780,108
AMETEK, Inc.	220	26,077
Amkor Technology, Inc.	11,039	162,715
Amphenol Corp. - Class A	8,330	1,089,647
Apple, Inc.	160,577	19,116,693
Arista Networks, Inc. (a)(c)	2,173	588,231
ASE Technology Holding Co Ltd. - ADR	20,384	108,443
Bio-Rad Laboratories, Inc. - Class A (a)	1,697	913,836
Broadcom, Inc.	4,142	1,663,344
Bruker Corp. (c)	5,656	286,250
ChipMOS Technologies, Inc. - ADR	6,010	132,400
Ciena Corp. (a)	7,269	325,651
Cirrus Logic, Inc. (a)	5,979	478,918
Cisco Systems, Inc.	77,419	3,330,566
Danaher Corp.	9,000	2,021,670
Dell Technologies, Inc. - Class C (a)	605	41,763
Diodes, Inc. (a)	10,547	716,774
Eaton Corp. PLC (b)	17,579	2,128,993
Enphase Energy, Inc. (a)(c)	2,550	348,254
ESCO Technologies, Inc.	2,402	237,558
FormFactor, Inc. (a)	14,316	586,956
Fortinet, Inc. (a)	6,649	819,356
Fresenius SE & Co. KGaA - ADR	5,346	59,635
Hitachi Ltd. - ADR	16,375	1,239,096
Hologic, Inc. (a)	2,621	181,190
Hoya Corp. - ADR (c)	15,952	2,116,033
HP, Inc.	101,241	2,220,216
Infineon Technologies AG - ADR	17,612	624,610
Intel Corp.	93,478	4,519,660
Iridium Communications, Inc. (a)	2,558	82,086
Jabil, Inc.	9,416	359,880
JinkoSolar Holding Co. Ltd. - ADR (a)	4,473	308,816
Juniper Networks, Inc. (c)	42,968	935,413
Keysight Technologies, Inc. (a)	12,014	1,442,161
Kyocera Corp. - ADR	21,115	1,198,487
L3Harris Technologies, Inc.	1,454	279,153
Lam Research Corp.	6,487	2,936,405
Lattice Semiconductor Corp. (a)(c)	6,376	266,836
Logitech International SA (b)	6,726	607,358
Lumentum Holdings, Inc. (a)	6,064	523,808
Marvell Technology Group Ltd. (b)	32,910	1,523,404
Maxim Integrated Products, Inc.	4,292	356,408
Medtronic PLC (b)	16,141	1,835,232
Methode Electronics, Inc.	10,139	355,068
Microchip Technology, Inc.	5,171	694,931
Micron Technology, Inc. (a)	35,418	2,269,940
MKS Instruments, Inc.	2,392	330,048
Monolithic Power Systems, Inc.	1,211	387,472
Moog, Inc. - Class A	698	53,997
Motorola Solutions, Inc.	7,425	1,273,610
NetApp, Inc.	17,833	950,677
Nice Ltd. - ADR (a)	2,581	629,041
Nitto Denko Corp. - ADR	36,279	1,493,244
Nokia Oyj - ADR	121,877	491,164
NVIDIA Corp.	5,652	3,029,811
Omnicell, Inc. (a)(c)	1,803	189,044
Omron Corp. - ADR	19,779	1,788,318
OSI Systems, Inc. (a)(c)	3,074	270,819
Panasonic Corp. - ADR	144,903	1,551,911
PerkinElmer, Inc.	3,975	528,675
Plexus Corp. (a)(c)	3,660	273,439
Power Integrations, Inc. (c)	10,126	722,895
Qorvo, Inc. (a)	17,814	2,791,098
QUALCOMM, Inc.	18,610	2,738,834
Rohm Co. Ltd. - ADR	13,016	539,871
Sanmina Corp. (a)	5,440	173,074
Seagate Technology PLC (b)	37,202	2,187,850
Seiko Epson Corp. - ADR	110,394	820,779
Sequans Communications SA - ADR (a)	14,689	69,185
Sharp Corp. - ADR	152,988	508,685
Skyworks Solutions, Inc.	10,447	1,474,803
SoftBank Group Corp. - ADR	71,451	2,455,056
Sony Corp. - ADR	44,481	4,149,633
Square, Inc. (a)	3,257	687,097
Sumitomo Electric Industries Ltd. - ADR	33,761	393,316
Super Micro Computer, Inc. (a)	8,369	236,089
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	66,367	6,438,926
TDK Corp. - ADR	6,973	978,800
Teradyne, Inc.	9,539	1,052,533
Texas Instruments, Inc.	5,056	815,280
Thermo Fisher Scientific, Inc.	5,931	2,757,796
Toshiba Corp. - ADR	16,326	229,609
Trane Technologies PLC (b)	13,608	1,990,034
Trimble, Inc. (a)	40,513	2,425,513
Trinity Biotech PLC - ADR (a)	110,901	528,998
TTM Technologies, Inc. (a)	11,452	149,563
United Microelectronics Corp. - ADR	97,180	692,893
Vishay Intertechnology, Inc.	15,240	295,046
Western Digital Corp.	15,389	690,658
Zebra Technologies Corp. - Class A (a)	1,758	665,262
		120,871,078
Construction of Buildings - 1.56%
ACS Actividades de Construccion y Servicios SA - ADR	96	598
Avantor, Inc. (a)	10,086	275,146
Barratt Developments PLC - ADR	10,919	179,945
China State Construction International Holdings Ltd. - ADR	890	28,836
Daito Trust Construction Co. Ltd. - ADR	17,123	421,311
Daiwa House Industry Co. Ltd. - ADR	23,443	717,825
DR Horton, Inc.	28,252	2,104,774
frontdoor, Inc. (a)	4,215	199,538
KB Home	10,182	358,406
Lennar Corp. - Class A	27,092	2,055,199
Lennar Corp. - Class B	18,420	1,118,094
LIXIL Group Corp. - ADR	9,328	446,531
MDC Holdings, Inc.	9,984	481,928
Meritage Homes Corp. (a)	4,737	427,041
NVR, Inc. (a)	175	699,507
Persimmon PLC - ADR	7,528	545,780
PulteGroup, Inc.	41,841	1,825,523
Sekisui House Ltd. - ADR (c)	62,739	1,121,773
Sun Hung Kai Properties Ltd. - ADR (c)	71,975	957,987
Taylor Morrison Home Corp. (a)	11,274	285,007
Toll Brothers, Inc.	1,994	94,416
TRI Pointe Group, Inc. (a)	18,637	325,775
Tutor Perini Corp. (a)	8,111	109,661
		14,780,601
Couriers and Messengers - 0.22%
Air Transport Services Group, Inc. (a)	7,650	235,161
FedEx Corp.	5,130	1,470,155
United Parcel Service, Inc.	2,227	380,973
		2,086,289
Credit Intermediation and Related Activities - 4.28%
Absa Group Ltd. - ADR	1,159	16,614
Ally Financial, Inc.	1,020	30,243
Banco BBVA Argentina SA - ADR (a)(c)	57,819	185,021
Banco de Chile - ADR	13,793	239,860
Banco do Brasil SA - ADR	12,965	82,263
Banco Macro SA - ADR (a)	8,680	138,620
Banco Santander Chile - ADR	3,368	57,963
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	30,279	158,359
Bank Mandiri Persero Tbk PT - ADR	71,946	640,679
Bank of America Corp.	60,010	1,689,883
Bank of East Asia Ltd. - ADR (c)	173,789	377,991
Bank of New York Mellon Corp.	36,090	1,411,841
Bank Rakyat Indonesia Persero Tbk PT - ADR	46,248	665,046
Barclays PLC - ADR	12,786	91,036
BNP Paribas SA - ADR	54,558	1,386,864
BOC Hong Kong Holdings Ltd. - ADR	14,504	943,630
China Construction Bank Corp. - ADR	40,249	628,287
China Merchants Bank Co. Ltd. - ADR	14,885	467,240
Citigroup, Inc.	7,155	394,026
Commercial International Bank Egypt SAE - ADR	42,733	166,227
Commerzbank AG - ADR (a)	53,259	335,265
Commonwealth Bank of Australia - ADR	28,528	1,664,038
Danske Bank A/S - ADR (a)	150,291	1,214,351
Deutsche Bank AG (a)(b)	35,567	395,505
DNB ASA - ADR (a)	64,044	1,144,082
Encore Capital Group, Inc. (a)(c)	6,037	206,103
Fifth Third Bancorp	22,734	576,080
FinVolution Group - ADR	61,306	133,647
First Financial Bankshares, Inc. (c)	3,760	125,659
Fulton Financial Corp.	3,352	41,297
Grupo Aval Acciones y Valores SA - ADR	63,832	361,927
Grupo Financiero Banorte SAB de CV - ADR (a)	6,881	171,337
Grupo Financiero Galicia SA - ADR (c)	16,512	142,168
Hachijuni Bank Ltd. - ADR	23,239	823,358
Hang Seng Bank Ltd. - ADR (c)	41,030	711,871
HDFC Bank Ltd. - ADR (a)	15,822	1,091,718
Hilltop Holdings, Inc.	15,391	370,769
ICICI Bank Ltd. - ADR	67,327	865,825
International Bancshares Corp.	5,846	189,469
Intesa Sanpaolo SpA - ADR	31,009	430,405
Itau CorpBanca Chile SA - ADR	9,048	37,459
JPMorgan Chase & Co.	8,905	1,049,721
KB Financial Group, Inc. - ADR	14,151	588,540
Malayan Banking Bhd - ADR	57,260	222,071
Mechel PJSC - ADR (a)	21,344	32,870
Mizuho Financial Group, Inc. - ADR	576,060	1,474,714
Nedbank Group Ltd. - ADR	4,466	35,102
OneMain Holdings, Inc.	16,094	627,505
ORIX Corp. - ADR	26,272	1,946,756
PennyMac Financial Services, Inc.	7,250	417,890
PNC Financial Services Group, Inc.	10,711	1,478,868
Popular, Inc. (b)	3,864	187,520
Sberbank of Russia PJSC - ADR	60,664	808,651
SLM Corp.	36,321	385,366
Smith & Wesson Brands, Inc.	7,004	110,383
Societe Generale SA - ADR	17,945	71,601
State Street Corp.	23,710	1,671,081
Sumitomo Mitsui Financial Group, Inc. - ADR	39,641	228,729
Sumitomo Mitsui Trust Holdings, Inc. - ADR	327,541	949,869
Svenska Handelsbanken AB - ADR	287,866	1,440,769
Swedbank AB - ADR	80,411	1,443,377
UBS Group AG (b)	107,792	1,524,179
Valley National Bancorp	45,751	418,164
Western Union Co. (c)	101,654	2,293,314
Westpac Banking Corp. - ADR	149	2,196
Woori Financial Group, Inc. - ADR (c)	10,078	272,509
		40,485,771
Crop Production - 0.00%
SLC Agricola SA - ADR	3,438	17,362
Data Processing, Hosting and Related Services - 0.20%
21Vianet Group, Inc. - ADR (a)	1,765	50,020
CSG Systems International, Inc.	6,009	260,670
FactSet Research Systems, Inc. (c)	627	209,268
Fang Holdings Ltd. (a) - ADR	141	1,974
Hewlett Packard Enterprise Co.	72,307	798,268
Inovalon Holdings, Inc. - Class A (a)	4,674	87,264
Mercury Fintech Holding, Inc. - ADR (a)	19,600	55,076
Sciplay Corp. - Class A (a)	15,513	230,989
Sify Technologies Ltd. - ADR	13,626	15,670
Sohu.com Ltd. - ADR (a)	2,057	37,767
Zai Lab Ltd. - ADR (a)(c)	1,087	120,418
		1,867,384
Educational Services - 0.09%
ATA Creativity Global - ADR (a)	21,057	25,690
Bright Scholar Education Holdings Ltd. - ADR	6,730	43,476
China Distance Education Holdings Ltd. - ADR	15,385	134,157
China Online Education Group - ADR (a)	857	22,488
Cogna Educacao - ADR	13,872	11,518
New Oriental Education & Technology Group, Inc. - ADR (a)	1,952	321,787
TAL Education Group - ADR (a)	4,736	331,803
		890,919
Electrical Equipment, Appliance, and Component Manufacturing - 1.62%
ABB Ltd. - ADR	25,214	664,137
Alstom SA - ADR	4,385	26,749
BYD Co. Ltd. - ADR	9,928	463,141
Generac Holdings, Inc. (a)	3,863	832,863
GrafTech International Ltd.	15,355	121,305
Helen of Troy Ltd. (a)(b)	1,641	331,466
Hubbell, Inc.	5,349	864,345
Husqvarna AB - ADR	27,902	589,569
Koninklijke Philips NV (b)	5,850	301,392
Mitsubishi Electric Corp. - ADR	53,539	1,567,087
Murata Manufacturing Co. Ltd. - ADR	118,030	2,561,251
Nidec Corp. - ADR	50,422	1,600,898
Regal Beloit Corp.	2,512	299,028
Resideo Technologies, Inc. (a)	11,478	212,228
Schneider Electric SE - ADR	78,108	2,169,839
Siemens AG - ADR	8,309	554,750
Synaptics, Inc. (a)(c)	2,189	170,239
Viomi Technology Co. Ltd. - ADR (a)	21,206	120,238
Whirlpool Corp. (c)	7,461	1,451,986
Yaskawa Electric Corp. - ADR	4,131	398,022
		15,300,533
Electronics and Appliance Stores - 0.27%
Best Buy Co., Inc. (c)	19,381	2,108,653
Sega Sammy Holdings, Inc. - ADR (c)	139,717	486,215
		2,594,868
Fabricated Metal Product Manufacturing - 0.60%
ACCO Brands Corp.	5,800	44,428
Alfa Laval AB - ADR	39,991	1,005,370
Assa Abloy AB - ADR	40,046	474,545
Atkore International Group, Inc. (a)	9,465	368,946
Axon Enterprise, Inc. (a)(c)	6	754
Crown Holdings, Inc. (a)	14,809	1,395,748
Emerson Electric Co.	9,350	718,267
Kimberly-Clark de Mexico SAB de CV - ADR	6,630	52,377
Parker Hannifin Corp.	1,568	419,064
POSCO - ADR	3,381	180,343
Silgan Holdings, Inc.	10,816	365,581
Simpson Manufacturing Co, Inc.	1,463	134,450
Stanley Black & Decker, Inc. (c)	2,758	508,327
		5,668,200
Food and Beverage Stores - 0.95%
Carrefour SA - ADR	312,758	1,035,229
J Sainsbury PLC - ADR	67,182	768,562
Koninklijke Ahold Delhaize NV - ADR	84,379	2,406,489
Kroger Co.	66,823	2,205,159
Shoprite Holdings Ltd. - ADR	4,072	33,350
Sprouts Farmers Market, Inc. (a)(c)	8,199	173,573
Tesco PLC - ADR	102,292	929,845
Wal-Mart de Mexico SAB de CV - ADR	8,062	213,079
Weis Markets, Inc. (c)	12,088	575,751
Wm Morrison Supermarkets PLC - ADR (c)	55,442	662,255
		9,003,292
Food Manufacturing - 2.41%
Archer-Daniels-Midland Co.	16,124	802,491
B&G Foods, Inc. (c)	3,281	90,851
Beyond Meat, Inc. (a)(c)	638	89,256
BRF SA - ADR (a)	1,802	7,406
Campbell Soup Co. (c)	26,603	1,330,682
Conagra Foods, Inc.	47,002	1,718,393
CP Pokphand Co. Ltd. - ADR	18,563	41,210
General Mills, Inc.	30,299	1,842,786
Givaudan SA - ADR	2,099	171,027
Hormel Foods Corp. (c)	3,917	184,804
JM Smucker Co. (c)	8,487	994,676
Kellogg Co. (c)	2,400	153,384
Kerry Group PLC - ADR (c)	1,532	216,793
Kraft Heinz Co.	27,982	921,727
Marfrig Global Foods SA - ADR (a)	39,431	108,435
Mondelez International, Inc. - Class A	28,377	1,630,259
Nestle SA - ADR	52,984	5,885,463
Orkla ASA - ADR	171,880	1,631,142
Pilgrim's Pride Corp. (a)	7,950	150,176
Premier Foods PLC - ADR (a)	120,652	709,434
Tate & Lyle PLC - ADR	30,561	1,036,629
Tiger Brands Ltd. - ADR	4,269	54,771
Tyson Foods, Inc. - Class A	28,833	1,879,912
Wilmar International Ltd. - ADR	35,119	1,108,004
		22,759,711
Food Services and Drinking Places - 0.13%
Chipotle Mexican Grill, Inc. (a)	610	786,552
Domino's Pizza, Inc.	800	314,056
McDonald's Corp.	719	156,339
Texas Roadhouse, Inc. (c)	12	910
		1,257,857
Funds, Trusts, and Other Financial Vehicles - 0.60%
Eaton Vance Corp.	1,852	124,047
Franklin Resources, Inc. (c)	13,290	292,247
Garmin Ltd. (b)	14,266	1,665,697
Geberit AG - ADR	9,105	545,481
Lonza Group AG - ADR	17,558	1,100,009
NN Group NV - ADR	77,484	1,566,726
RenaissanceRe Holdings Ltd. (b)	1,056	173,860
Up Fintech Holding Ltd. - ADR (a)(c)	11,925	70,835
Woolworths Holdings Ltd. (b)	44,965	108,474
		5,647,376
Furniture and Home Furnishings Stores - 0.08%
RH (a)(c)	652	295,460
Williams-Sonoma, Inc. (c)	3,884	425,181
		720,641
Furniture and Related Product Manufacturing - 0.26%
Fortune Brands Home & Security, Inc.	22,493	1,878,166
HNI Corp.	5,272	192,217
Sleep Number Corp. (a)(c)	2,144	148,772
Tempur Sealy International, Inc. (a)(c)	8,536	215,022
		2,434,177
General Merchandise Stores - 1.67%
Big Lots, Inc. (c)	2,648	136,822
BJ's Wholesale Club Holdings, Inc. (a)(c)	5,771	236,553
Colruyt SA - ADR	45,672	675,946
Costco Wholesale Corp.	7,166	2,807,424
Dollar General Corp.	4,684	1,023,829
Dollar Tree, Inc. (a)	8,606	940,119
Marks & Spencer Group PLC - ADR	64,526	213,581
Pan Pacific International Holdings Corp. - ADR	42,376	995,412
PriceSmart, Inc.	3,384	275,052
Target Corp.	18,278	3,281,449
Walmart, Inc.	34,437	5,261,629
		15,847,816
Health and Personal Care Stores - 0.31%
Aspen Pharmacare Holdings Ltd. - ADR (a)	23,132	187,022
Covetrus, Inc. (a)	2,636	71,212
CVS Health Corp.	37,261	2,525,923
Rite Aid Corp. (a)(c)	8,049	106,247
Sally Beauty Holdings, Inc. (a)(c)	3,097	35,616
		2,926,020
Heavy and Civil Engineering Construction - 0.27%
Alliance Global Group, Inc. - ADR (a)	5,752	58,124
JGC Holdings Corp. - ADR	31,553	559,119
KBR, Inc.	15,027	417,300
MasTec, Inc. (a)(c)	6,848	388,350
New World Development Co. Ltd. - ADR	61,826	150,855
Primoris Services Corp.	6,629	160,753
Prysmian SpA - ADR	8,451	138,343
Skanska AB - ADR (c)	28,397	691,467
		2,564,311
Hospitals - 0.28%
Encompass Health Corp.	6,776	546,010
HCA Healthcare, Inc.	7,478	1,122,523
Tenet Healthcare Corp. (a)	6,042	189,900
Universal Health Services, Inc. - Class B	6,107	797,452
		2,655,885
Insurance Carriers and Related Activities - 6.03%
Admiral Group PLC - ADR (c)	18,389	691,426
Ageas SA/NV - ADR (c)	9,706	476,565
AIA Group Ltd. - ADR	46,262	2,026,276
Allstate Corp.	27,544	2,819,129
American Equity Invesment Life Holding Co.	3,042	79,944
American International Group, Inc.	3,201	123,046
Anthem, Inc.	6,796	2,117,090
Arch Capital Group Ltd. (a)(b)	5,390	173,531
Arthur J. Gallagher & Co.	2,726	314,608
Assurant, Inc.	1,971	254,496
Aviva PLC - ADR	77,285	653,058
Berkshire Hathaway, Inc. - Class A (a)	5	1,718,440
Berkshire Hathaway, Inc. - Class B (a)	24,206	5,540,996
Centene Corp. (a)	14,359	885,232
China Life Insurance Co. Ltd. - ADR	24,330	273,713
Cigna Corp.	9,575	2,002,516
CNO Financial Group, Inc. (c)	2,942	62,606
Direct Line Insurance Group PLC - ADR (c)	38,850	618,298
eHealth, Inc. (a)(c)	449	34,120
Employers Holdings, Inc.	4,428	135,098
Equitable Holdings, Inc. (c)	54,227	1,376,281
Essent Group Ltd. (b)	540	23,684
Everest Re Group Ltd. (b)	2,460	559,232
Fanhua, Inc. - ADR	3,227	45,952
First American Financial Corp.	15,997	774,895
Gjensidige Forsikring ASA - ADR	48,990	1,066,512
Globe Life, Inc.	5,190	483,189
Hannover Rueck SE - ADR	2,167	181,248
Hartford Financial Services Group, Inc.	39,924	1,764,641
Horace Mann Educators Corp.	4,136	165,109
Humana, Inc.	5,478	2,194,049
Kemper Corp. (c)	4,494	336,825
Marsh & McLennan Companies, Inc.	11,588	1,328,448
Mercury General Corp.	3,337	148,396
MetLife, Inc.	57,919	2,674,119
MGIC Investment Corp.	10,438	124,838
Molina Healthcare, Inc. (a)	2,377	485,217
MS&AD Insurance Group Holdings, Inc. - ADR	119,203	1,726,059
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	70,534	1,955,202
National General Holdings Corp.	24,586	837,891
National Western Life Group, Inc. - Class A	1,224	227,762
Palomar Holdings, Inc. (a)	135	8,924
Ping An Insurance Group Co. of China Ltd. - ADR (c)	32,060	755,334
Primerica, Inc.	1,448	188,631
Principal Financial Group, Inc.	3,180	158,332
Progressive Corp.	13,382	1,165,706
QBE Insurance Group Ltd. - ADR	3,444	25,245
Radian Group, Inc.	10,617	200,449
RSA Insurance Group PLC - ADR (c)	58,699	524,182
Safety Insurance Group, Inc.	909	64,766
Suncorp Group Ltd. - ADR	49,901	369,766
T&D Holdings, Inc. - ADR	229,244	1,310,244
Third Point Reinsurance Ltd. (a)(b)	16,788	160,158
Tokio Marine Holdings, Inc. - ADR	46,715	2,322,670
Topdanmark A/S - ADR	34,270	142,563
Travelers Companies, Inc.	6,042	783,345
UnitedHealth Group, Inc.	17,663	5,940,774
Unum Group	2,536	56,375
White Mountains Insurance Group Ltd. (b)	67	64,320
Willis Towers Watson PLC (b)	6,450	1,342,826
Zurich Insurance Group AG - ADR	49,996	2,016,838
		57,081,185
Leather and Allied Product Manufacturing - 0.17%
adidas AG - ADR (a)	3,769	603,417
Deckers Outdoor Corp. (a)	2,009	511,471
NIKE, Inc. - Class B	2,356	317,353
Skechers U.S.A., Inc. - Class A (a)	6,582	220,300
		1,652,541
Machinery Manufacturing - 3.81%
Applied Materials, Inc.	37,279	3,074,772
Arcosa, Inc.	3,611	187,375
ASML Holding NV (b)	7,630	3,339,880
Astec Industries, Inc.	1,329	77,082
Atlas Copco AB - Class A - ADR	30,516	1,532,514
Atlas Copco AB - Class B - ADR (c)	21,000	921,900
Brooks Automation, Inc.	8,305	606,182
Canon, Inc. - ADR	11,733	208,026
Casio Computer Co. Ltd. - ADR (c)	4,198	755,640
Caterpillar, Inc.	6,912	1,199,854
Cummins, Inc.	12,151	2,808,948
Daikin Industries Ltd. - ADR (c)	132,592	2,997,242
Evoqua Water Technologies Corp. (a)	738	19,254
Fabrinet (a)(b)	6,938	473,935
FANUC Corp. - ADR	52,860	1,282,912
FUJIFILM Holdings Corp. - ADR	21,730	1,165,597
General Electric Co.	97,724	994,830
Greenbrier Cos, Inc. (c)	3,205	106,951
Hexagon AB - ADR	5,764	475,588
II-VI, Inc. (a)(c)	2,470	167,096
Illinois Tool Works, Inc.	1,025	216,367
iRobot Corp. (a)(c)	3,274	256,780
ITT, Inc.	2,678	194,503
Komatsu Ltd. - ADR	39,398	960,523
Konica Minolta, Inc. - ADR	29,237	185,947
Makita Corp. - ADR	27,021	1,398,607
Manitowoc Co., Inc. (a)	15,732	174,783
Nikon Corp. - ADR (c)	22,295	138,675
NSK Ltd. - ADR	6,607	105,051
Olympus Corp. - ADR	59,088	1,278,073
Oshkosh Corp.	7,052	567,686
Rexnord Corp.	7,685	288,264
Ricoh Co Ltd. - ADR	82,919	559,289
SMC Corp. - ADR (c)	66,375	2,112,717
Snap-on, Inc. (c)	8,886	1,562,603
Steelcase, Inc. - Class A (c)	17,743	215,577
Techtronic Industries Co. Ltd. - ADR	12,839	821,696
THK Co. Ltd. - ADR	2,512	38,725
Tokyo Electron Ltd. - ADR	28,187	2,387,439
Weichai Power Co. Ltd. - ADR	13,923	232,096
		36,090,979
Management of Companies and Enterprises - 0.56%
America Movil SAB de CV - Class A - ADR	1,312	19,418
Autohome, Inc. - ADR (c)	607	57,313
Citizens Financial Group, Inc.	750	24,495
Enstar Group Ltd. (a)(b)	598	113,189
Four Seasons Education Cayman, Inc. - ADR	5,798	5,508
Hawaiian Electric Industries, Inc.	8,322	298,177
Henderson Land Development Co. Ltd. - ADR	44,631	188,789
Jupai Holdings Ltd. - ADR (a)	33,900	70,173
Mitsubishi UFJ Financial Group, Inc. - ADR	390,634	1,675,821
PRA Group, Inc. (a)(c)	2,493	103,784
Puxin Ltd. - ADR (a)	3,875	30,806
Qudian, Inc. - ADR (a)(c)	8,055	10,391
Seven & i Holdings Co. Ltd. - ADR	94,210	1,481,923
Shinhan Financial Group Co. Ltd. - ADR	12,015	358,047
YDUQS Participacoes SA - ADR	14,227	84,651
Z Holdings Corp. - ADR	64,888	814,344
		5,336,829
Merchant Wholesalers, Durable Goods - 2.37%
Arcelik AS - ADR	21,424	368,921
Arrow Electronics, Inc. (a)	1,722	157,821
ASM Pacific Technology Ltd. - ADR	4,093	151,646
Builders FirstSource, Inc. (a)	12,049	450,753
Cie Generale des Etablissements Michelin SCA - ADR	22,013	548,344
Coloplast A/S - ADR	54,867	817,518
Copart, Inc. (a)	2,133	246,255
Electrolux AB - Class B - ADR	6,331	302,558
Elekta AB - ADR	5,071	68,205
Entegris, Inc. (c)	8,224	761,707
Fastenal Co.	4,174	206,404
Ferguson PLC - ADR (c)	170,989	1,921,916
Geely Automobile Holdings Ltd. - ADR	11,327	626,043
Glencore PLC - ADR (a)	7,307	40,919
Henry Schein, Inc. (a)	15,329	985,808
Huntington Ingalls Industries, Inc.	1,616	258,867
Insight Enterprises, Inc. (a)	6,630	473,912
Jefferies Financial Group, Inc.	24,138	548,657
Johnson Controls International PLC (b)	27,289	1,256,386
KLA Corp.	5,382	1,356,102
Knowles Corp. (a)	9,851	167,270
Kone OYJ - ADR	19,098	797,914
LafargeHolcim Ltd. - ADR	145,439	1,511,111
La-Z-Boy, Inc.	5,197	192,497
LKQ Corp. (a)	44,238	1,558,062
Mitsui & Co. Ltd. - ADR (c)	3,191	1,091,769
Mohawk Industries, Inc. (a)	8,990	1,131,212
ODP Corp.	7,746	222,078
Owens & Minor, Inc. (c)	4,372	112,623
Rush Enterprises, Inc. - Class A	10,785	413,389
Rush Enterprises, Inc. - Class B	805	27,362
Schnitzer Steel Industries, Inc. - Class A	3,879	99,380
SYNNEX Corp.	4,196	672,661
TE Connectivity Ltd. (b)	2,396	273,071
Trinity Industries, Inc. (c)	7,499	171,352
Unicharm Corp. - ADR	166,836	1,618,310
Volkswagen AG - ADR	27,544	511,217
Warrior Met Coal, Inc.	9,121	158,888
WESCO International, Inc. (a)	1,161	75,720
WW Grainger, Inc.	269	112,523
		22,467,151
Merchant Wholesalers, Nondurable Goods - 1.79%
Allakos, Inc. (a)(c)	994	106,388
AmerisourceBergen Corp.	11,087	1,143,181
Brenntag AG - ADR	38,836	592,637
Bunzl PLC - ADR	4,440	140,570
Central Garden & Pet Co. (a)	2,734	100,857
Core-Mark Holding Co, Inc.	5,007	156,168
Endo International PLC (a)(b)	12,411	63,048
Fresh Del Monte Produce, Inc. (b)	3,458	87,799
Gazprom Neft PJSC - ADR (c)	4,940	101,665
Hutchison China MediTech Ltd. - ADR (a)	5,616	174,096
ITOCHU Corp. - ADR	47,483	2,537,492
LyondellBasell Industries NV - Class A (b)	1,573	133,862
McKesson Corp.	7,874	1,416,610
Nu Skin Enterprises, Inc. - Class A	4,518	232,722
Reckitt Benckiser Group PLC - ADR	15,251	271,849
Roche Holding AG - ADR	154,313	6,299,056
Sinopharm Group Co Ltd. - ADR	8,081	99,720
Suntory Beverage & Food Ltd. - ADR	57,095	1,038,559
Tractor Supply Co.	3,939	554,651
UCB SA - ADR (c)	12,547	670,888
Unilever PLC - ADR	7,382	450,745
United Natural Foods, Inc. (a)(c)	7,425	128,081
Universal Corp.	4,894	222,726
World Fuel Services Corp.	5,939	168,786
		16,892,156
Mining (except Oil and Gas) - 0.75%
Anglo American Platinum Ltd. - ADR	12,537	149,943
Anglo American PLC - ADR	87,978	1,292,397
AngloGold Ashanti Ltd. - ADR	4,344	94,134
BHP Group PLC - ADR	37,882	1,722,116
Cia de Minas Buenaventura SAA - ADR (a)	52	577
DRDGOLD Ltd. - ADR	24,791	262,785
Gold Fields Ltd. - ADR	7,961	69,340
Newcrest Mining Ltd. - ADR	938	18,699
Newmont Corp.	25,971	1,527,614
Polyus PJSC - ADR	1,074	101,649
Sandvik AB - ADR	73,061	1,640,950
Summit Materials, Inc. (a)	5,955	113,145
Vedanta Ltd. - ADR	8,411	55,176
Yanzhou Coal Mining Co. Ltd. - ADR	9,315	76,942
		7,125,467
Miscellaneous Manufacturing - 1.36%
Acushnet Holdings Corp. (c)	13,547	510,722
Align Technology, Inc. (a)	214	102,996
Ansell Ltd. - ADR	4,379	480,989
Argenx SE - ADR (a)	880	252,402
BioTelemetry, Inc. (a)(c)	2,506	138,857
British American Tobacco PLC - ADR	47,675	1,683,404
Cellect Biotechnology Ltd. - ADR (a)(c)	6,202	12,590
Chow Tai Fook Jewellery Group Ltd. - ADR	34,573	448,066
ConvaTec Group PLC - ADR	6,041	66,572
DENTSPLY SIRONA, Inc.	3,143	159,947
DexCom, Inc. (a)	2,357	753,486
Dover Corp.	9,848	1,201,751
Getinge AB - ADR	27,378	582,330
Haemonetics Corp. (a)	393	44,350
ICU Medical, Inc. (a)	541	102,087
Insulet Corp. (a)	1,535	395,585
Merit Medical Systems, Inc. (a)(c)	2,246	123,687
Nintendo Co., Ltd. - ADR	37,675	2,673,040
Peloton Interactive, Inc. (a)	1,222	142,180
Sonova Holding AG - ADR	5,234	257,775
STERIS PLC (b)	3,917	759,154
Tandem Diabetes Care, Inc. (a)	2,203	206,818
Terumo Corp. - ADR (c)	26,605	1,068,456
Yamaha Corp. - ADR (c)	13,028	749,371
		12,916,615
Miscellaneous Store Retailers - 0.20%
L'Oreal SA - ADR	21,563	1,576,471
Rent-A-Center, Inc.	10,243	346,418
		1,922,889
Motion Picture and Sound Recording Industries - 0.07%
Lions Gate Entertainment Corp. (a)(b)	15,924	142,998
Take-Two Interactive Software, Inc. (a)	2,730	492,792
		635,790
Motor Vehicle and Parts Dealers - 0.63%
Advance Auto Parts, Inc.	2,944	434,829
Asbury Automotive Group, Inc. (a)(c)	4,419	498,331
Auto Trader Group PLC - ADR (c)	85,140	161,979
AutoNation, Inc. (a)(c)	10,839	664,322
AutoZone, Inc. (a)	488	555,173
CarMax, Inc. (a)	8,206	767,096
Carvana Co. (a)	2,034	508,927
Group 1 Automotive, Inc.	3,462	411,320
Lithia Motors, Inc. - Class A (c)	2,060	595,958
Murphy USA, Inc.	3,422	438,700
Penske Automotive Group, Inc.	5,932	326,675
Peugeot SA - ADR	18,276	429,852
Sonic Automotive, Inc. - Class A (c)	4,299	173,594
		5,966,756
Nonmetallic Mineral Product Manufacturing - 0.42%
AGC, Inc. - ADR	90,260	595,265
Anhui Conch Cement Co. Ltd. - ADR	7,985	254,322
Cie de Saint-Gobain - ADR	25,349	240,055
CRH PLC - ADR	29,561	1,160,270
Loma Negra Cia Industrial Argentina SA - ADR (c)	16,323	89,613
Owens Corning	5,203	379,143
Semen Indonesia Persero Tbk PT - ADR	9,629	158,782
TOTO Ltd. - ADR	14,706	833,094
Wienerberger AG - ADR	50,197	274,578
		3,985,122
Nonstore Retailers - 1.81%
Amazon.com, Inc. (a)	3,854	12,209,626
Baozun, Inc. - ADR (a)(c)	5,606	208,319
Etsy, Inc. (a)	2,479	398,375
JD.com, Inc. - ADR (a)	21,546	1,838,951
Lands' End, Inc. (a)	6,537	163,033
MonotaRO Co. Ltd. - ADR	12,258	752,519
Pinduoduo, Inc. - ADR (a)	2,769	384,365
Systemax, Inc.	1,200	36,924
Wayfair, Inc. (a)(c)	601	152,870
Zalando SE - ADR (a)	10,353	523,603
ZOZO, Inc. - ADR (c)	100,398	486,930
		17,155,515
Nursing and Residential Care Facilities - 0.08%
Brookdale Senior Living, Inc. (a)	21,853	92,657
Ensign Group, Inc.	6,630	476,498
National HealthCare Corp.	2,354	146,466
		715,621
Oil and Gas Extraction - 0.90%
CNOOC Ltd. - ADR	727	71,777
Ecopetrol SA - ADR	19,302	222,359
Eni SpA - ADR	35,794	702,278
EOG Resources, Inc.	19,646	921,004
Gazprom PJSC - ADR	91,758	433,098
Matador Resources Co. (a)	16,420	167,156
Ovintiv, Inc.	16,783	214,151
Pampa Energia SA - ADR (a)	5,903	83,173
PDC Energy, Inc. (a)	11,032	184,455
Royal Dutch Shell PLC - Class A - ADR	33,555	1,135,501
Royal Dutch Shell PLC - Class B - ADR	46,365	1,504,544
Southwestern Energy Co. (a)(c)	28,186	87,658
Surgutneftegas PJSC - ADR	62,045	282,305
Tatneft PJSC - ADR (c)	5,476	206,226
TOTAL SE - ADR	49,762	2,096,972
WPX Energy, Inc. (a)	27,295	194,340
		8,506,997
Other Information Services - 1.43%
Alibaba Group Holding Ltd. - ADR (a)	19,119	5,035,180
Chegg, Inc. (a)(c)	1,853	144,404
CoStar Group, Inc. (a)	703	640,131
Facebook, Inc. - Class A (a)	25,740	7,129,207
j2 Global, Inc. (a)	5,573	499,397
Phoenix New Media Ltd. - ADR	51,972	130,450
		13,578,769
Paper Manufacturing - 0.80%
Boise Cascade Co.	7,862	340,032
Glatfelter Corp.	8,460	136,037
Graphic Packaging Holding Co.	13,926	213,346
Greif, Inc. - Class A	6,611	321,361
Greif, Inc. - Class B	1,502	74,049
International Paper Co.	24,981	1,236,060
Kimberly-Clark Corp.	13,168	1,834,434
Packaging Corp. of America	8,394	1,091,220
Smurfit Kappa Group PLC - ADR (c)	8,133	349,353
Stora Enso OYJ - ADR	34,869	584,404
WestRock Co.	33,779	1,425,812
		7,606,108
Performing Arts, Spectator Sports, and Related Industries - 0.45%
Activision Blizzard, Inc.	26,105	2,074,825
Electronic Arts, Inc. (c)	9,688	1,237,642
Flutter Entertainment PLC - ADR	3,276	303,636
OPAP SA - ADR	28,047	155,706
TEGNA, Inc.	18,859	271,758
William Hill PLC - ADR	15,249	216,612
		4,260,179
Personal and Laundry Services - 0.05%
Kingfisher PLC - ADR	51,154	371,480
UniFirst Corp.	510	94,289
		465,769
Petroleum and Coal Products Manufacturing - 0.92%
BP PLC - ADR	9,755	190,808
Carlisle Cos, Inc.	1,305	189,003
Chevron Corp.	23,119	2,015,514
Equinor ASA - ADR	37,938	581,969
Exxon Mobil Corp.	43,943	1,675,547
James Hardie Industries PLC - ADR	7,770	228,904
Marathon Oil Corp.	44,221	261,788
Marathon Petroleum Corp. (c)	3,816	148,366
Murphy Oil Corp. (c)	31,570	317,594
Neste OYJ - ADR (c)	35,519	1,183,138
OMV AG - ADR (c)	29,305	980,838
PBF Energy, Inc. - Class A	7,730	56,120
Valero Energy Corp.	15,843	851,878
YPF SA - ADR	2,548	12,816
		8,694,283
Pipeline Transportation - 0.37%
ENN Energy Holdings Ltd. - ADR	22,388	1,186,562
Naturgy Energy Group SA - ADR	44,611	206,103
Orsted A/S - ADR (c)	31,763	1,904,986
Transportadora de Gas del Sur SA - Class B - ADR (a)(c)	8,008	43,804
Williams Cos., Inc.	9,142	191,799
		3,533,254
Plastics and Rubber Products Manufacturing - 0.17%
Berry Global Group, Inc. (a)	7,968	422,304
Bridgestone Corp. - ADR	60,238	1,043,322
Tredegar Corp.	11,857	187,459
		1,653,085
Postal Service - 0.04%
Royal Mail PLC - ADR	52,294	425,715
Primary Metal Manufacturing - 0.60%
APERAM SA (b)(c)	16,491	643,644
Cia Siderurgica Nacional SA - ADR	17,766	77,282
Century Aluminum Co. (a)	8,817	89,493
Commercial Metals Co.	31,422	625,612
Encore Wire Corp.	2,422	125,145
Grupo Simec SAB de CV - ADR	984	9,110
Howmet Aerospace, Inc.	18,100	424,626
Kubota Corp. - ADR	11,011	1,089,649
Nippon Steel Corp. - ADR	4,953	59,436
Norsk Hydro ASA - ADR	29,853	118,218
Nucor Corp.	12,588	675,976
Ossen Innovation Co. Ltd. - ADR (a)	8,153	36,362
Reliance Steel & Aluminum Co.	4,444	523,503
Sumitomo Metal Mining Co. Ltd. - ADR	64,104	594,885
Ternium SA - ADR (a)	7,347	203,585
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR	13,517	33,793
Vallourec SA - ADR (a)	46,151	325,365
		5,655,684
Printing and Related Support Activities - 0.13%
Dai Nippon Printing Co. Ltd. - ADR	82,344	763,329
Toppan Printing Co. Ltd. - ADR	74,615	504,397
		1,267,726
Professional, Scientific, and Technical Services - 3.29%
Adaptimmune Therapeutics PLC - ADR (a)	12,237	61,307
AirNet Technology, Inc. - ADR (a)	417	500
Baidu, Inc. - ADR (a)	400	55,596
Booz Allen Hamilton Holding Corp.	8,478	735,805
CACI International, Inc. - Class A (a)	2,090	495,936
Carlsberg AS - ADR	58,431	1,737,737
CDW Corp.	13,999	1,826,730
CGG SA - ADR (a)	8,689	9,471
Cheetah Mobile, Inc. - ADR (c)	967	2,301
China Finance Online Co Ltd. - ADR (a)	564	5,533
Chorus Ltd. - ADR	653	18,539
Cognizant Technology Solutions Corp. - Class A	31,802	2,484,690
Dentsu Group, Inc. - ADR	951	31,164
eBay, Inc. (c)	17,094	862,050
Ebix, Inc. (c)	2,510	85,365
EPAM Systems, Inc. (a)	2,276	733,623
Exelixis, Inc. (a)	7,815	149,735
Experian PLC - ADR	14,628	520,318
F5 Networks, Inc. (a)	5,076	826,424
FTI Consulting, Inc. (a)	3,845	403,802
Fujitsu Ltd. - ADR	59,609	1,648,487
Galapagos NV - ADR (a)	1,104	135,361
Genmab A/S - ADR (a)(c)	34,242	1,322,084
Gravity Co. Ltd. - ADR (a)	10,048	1,747,347
Immutep Ltd. (a) - ADR	21,018	41,405
Imperial Holdings Ltd. - ADR	22,724	60,219
Infosys Ltd. - ADR	32,369	492,656
International Business Machines Corp.	6,036	745,567
Intertek Group PLC - ADR	1,572	117,161
Jacobs Engineering Group, Inc.	14,284	1,540,386
Jardine Strategic Holdings Ltd. - ADR	156	1,872
Leidos Holdings, Inc.	23,522	2,368,665
Materialise NV - ADR (a)(c)	1,742	75,882
Maxar Technologies, Inc. (c)	7,164	199,231
MAXIMUS, Inc.	5,943	426,767
Meggitt PLC - ADR	2,680	28,167
Mitie Group PLC - ADR	38,290	81,749
Momo, Inc. - ADR	1,823	26,215
MorphoSys AG - ADR (a)	882	24,687
Naspers Ltd. - ADR	12,931	521,766
Natera, Inc. (a)	1,337	118,017
NeoGenomics, Inc. (a)	8,835	420,369
NIC, Inc.	5,434	127,346
Omnicom Group, Inc. (c)	2,084	131,292
Pintec Technology Holdings Ltd. - ADR (a)	6,075	6,014
Resources Connection, Inc.	12,063	146,083
Rightmove PLC - ADR	3,604	60,836
Science Applications International Corp.	2,769	256,243
ServiceNow, Inc. (a)	3,040	1,625,032
Sika AG - ADR	23,762	604,743
Stamps.com, Inc. (a)	396	74,234
Sykes Enterprises, Inc. (a)	5,820	219,007
Syneos Health, Inc. (a)	6,041	397,739
Timken Co.	15,575	1,143,828
Tiziana Life Sciences PLC - ADR (a)	54,218	135,003
Trade Desk, Inc. - Class A (a)(c)	699	629,849
Unisys Corp. (a)(c)	19,625	286,133
Virtu Financial, Inc. (c)	11,887	270,905
Vivendi SA - ADR	5,386	160,826
VTech Holdings Ltd. - ADR	19,571	147,761
Wipro Ltd. - ADR	46,751	240,768
Worley Ltd. - ADR	106,742	1,014,049
Yiren Digital Ltd. - ADR (a)	18,669	71,502
Zealand Pharma A/S - ADR (a)	1,318	50,624
Zscaler, Inc. (a)	1,145	178,334
		31,168,837
Publishing Industries (except Internet) - 4.84%
Adobe, Inc. (a)	6,119	2,927,758
Akamai Technologies, Inc. (a)	6,452	667,847
ANSYS, Inc. (a)	1,967	664,964
Appfolio, Inc. - Class A (a)	1,932	314,781
Autodesk, Inc. (a)	409	114,614
Cadence Design System, Inc. (a)	11,068	1,287,208
Citrix Systems, Inc. (c)	14,148	1,753,220
Crowdstrike Holdings, Inc. (a)	359	55,028
DocuSign, Inc. (a)	1,422	324,045
Endurance International Group Holdings, Inc. (a)	17,802	168,763
Fair Isaac Corp. (a)	800	378,224
Fastly, Inc. (a)(c)	1,298	110,031
GSX Techedu, Inc. - ADR (a)(c)	626	40,246
John Wiley & Sons, Inc.	5,813	200,781
Konami Holdings Corp. - ADR (c)	13,570	711,950
Microsoft Corp.	86,403	18,496,290
MiX Telematics Ltd. - ADR	3,098	30,887
New York Times Co. - Class A	5,084	218,154
News Corp.	43,741	772,029
News Corp. - Class B	7,843	139,684
NortonLifeLock, Inc.	116,092	2,116,357
Nuance Communications, Inc. (a)	20,626	889,599
Opera Ltd. - ADR (a)(c)	3,063	26,097
Oracle Corp.	46,134	2,662,854
Paycom Software, Inc. (a)	1,758	733,227
SailPoint Technologies Holding, Inc. (a)(c)	2,751	128,087
salesforce.com, Inc. (a)	5,291	1,300,528
SAP SE - ADR	17,121	2,074,380
Snap, Inc. - Class A (a)	32,988	1,465,327
SPS Commerce, Inc. (a)	1,445	148,936
SS&C Technologies Holdings, Inc.	18,711	1,289,001
Synopsys, Inc. (a)	9,412	2,141,230
Tarena International, Inc. - ADR (a)	4,761	14,093
Trend Micro, Inc. - ADR (c)	10,130	551,427
Veeva Systems, Inc. - Class A (a)	1,418	392,602
Vipshop Holdings Ltd. - ADR (a)	12,636	322,723
Workday, Inc. (a)	614	138,021
		45,770,993
Rail Transportation - 0.16%
Central Japan Railway Co. - ADR	11,001	139,493
CSX Corp.	1,606	144,620
Kansas City Southern	2,396	446,063
Norfolk Southern Corp.	3,158	748,509
		1,478,685
Real Estate - 0.71%
CBRE Group, Inc. - Class A (a)	39,774	2,431,783
Deutsche Wohnen SE - ADR	831	20,758
eXp World Holdings, Inc. (a)	484	25,812
Gafisa SA - ADR	10,640	17,875
IRSA Propiedades Comerciales SA - ADR	2,506	25,060
Jones Lang LaSalle, Inc. (c)	2,060	272,517
Mitsubishi Estate Co. Ltd. - ADR	54,523	932,344
Newmark Group, Inc.	54,073	379,592
Realogy Holdings Corp. (a)	19,235	236,783
Walker & Dunlop, Inc.	5,506	440,535
Zillow Group, Inc. - Class A (a)(c)	8,201	904,980
Zillow Group, Inc. - Class C (a)	9,291	1,001,663
		6,689,702
Rental and Leasing Services - 0.71%
Air Lease Corp.	7,228	264,328
Ashtead Group PLC - ADR	3,909	665,234
Cardtronics PLC - Class A (a)(b)(c)	4,346	105,521
Cerence, Inc. (a)(c)	1,660	150,645
Fly Leasing Ltd. - ADR (a)	27,212	220,689
Localiza Rent a Car SA - ADR	4,344	55,994
McGrath RentCorp.	1,262	80,314
Navient Corp.	19,852	186,013
Netflix, Inc. (a)	5,427	2,663,028
Triton International Ltd. (b)	12,462	564,030
United Rentals, Inc. (a)	7,643	1,734,808
		6,690,604
Repair and Maintenance - 0.12%
SKF AB - ADR	47,431	1,163,482
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.41%
360 Finance, Inc. - ADR (a)	11,859	147,052
Advanced Info Service PCL - ADR	1,075	6,343
Ameriprise Financial, Inc.	15,212	2,817,870
Aramark (c)	14,214	497,490
Artisan Partners Asset Management, Inc. - Class A	12,609	567,405
Astra International, Tbk PT - ADR	83,234	603,863
BB Seguridade Participacoes SA - ADR	9,163	49,709
BlackRock, Inc.	596	416,217
Brighthouse Financial, Inc. (a)	5,641	197,999
Chemed Corp.	436	208,517
CK Hutchison Holdings Ltd. - ADR	38,020	272,984
Clicks Group Ltd. - ADR	1,435	43,968
Credit Agricole SA - ADR	158,200	898,576
Credit Suisse Group AG - ADR	140,005	1,745,863
Daqo New Energy Corp. - ADR (a)	4,345	186,922
Daiwa Securities Group, Inc. - ADR	343,436	1,469,906
Deutsche Boerse AG - ADR	50,583	840,184
Fidelity National Financial, Inc.	13,854	498,605
First Pacific Co. Ltd. - ADR	228,122	337,621
Futu Holdings Ltd. - ADR (a)(c)	35,195	1,552,100
GDS Holdings Ltd. - ADR (a)(c)	164	14,765
Genting Bhd - ADR	22,808	119,742
Goldman Sachs Group, Inc.	4,822	1,111,857
Hexindai, Inc. - ADR (a)	64	152
Hong Kong Exchanges & Clearing Ltd. - ADR	29,483	1,455,811
Houlihan Lokey, Inc.	1,905	123,406
Indivior PLC - ADR (a)	3,098	22,368
Invesco Ltd. (b)	4,682	75,989
iQIYI, Inc. - ADR (a)(c)	2,031	45,413
Janus Henderson Group PLC (b)(c)	5,331	152,093
Japan Exchange Group, Inc. - ADR	97,154	1,191,302
Julius Baer Group Ltd. - ADR	14,450	164,369
Leju Holdings Ltd. - ADR (a)	35,863	79,257
London Stock Exchange Group PLC - ADR (c)	16,423	447,527
LPL Financial Holdings, Inc.	7,654	694,754
Macquarie Group Ltd. - ADR	7,188	734,542
MarketAxess Holdings, Inc.	1,586	855,139
Morgan Stanley (c)	61,688	3,814,169
MSCI, Inc.	1,728	707,478
NASDAQ, Inc.	1,884	241,133
NIO, Inc. - ADR (a)(c)	10,040	507,321
Nomura Holdings, Inc. - ADR	417,590	2,092,126
Nordea Bank Abp - ADR	55,459	469,183
OneSmart International Education Group Ltd. - ADR (a)	6,351	25,722
Piper Jaffray Cos.	4,910	452,555
Prosus NV - ADR (c)	16,840	367,112
Raymond James Financial, Inc.	6,852	623,189
Recruit Holdings Co. Ltd. - ADR (c)	283,319	2,309,051
RISE Education Cayman Ltd. - ADR (a)	9,314	60,168
S&P Global, Inc.	5,282	1,858,102
Sea Ltd. - ADR (a)(c)	3,706	668,451
Secoo Holding Ltd. - ADR (a)	9,436	29,440
Sibanye Stillwater Ltd. - ADR	17,103	228,667
Singapore Exchange Ltd. - ADR	8,432	842,778
Stifel Financial Corp. (c)	24,182	1,675,813
T Rowe Price Group, Inc.	13,925	1,996,984
TechnoPro Holdings, Inc. - ADR (c)	49,264	825,172
Virtus Investment Partners, Inc. (c)	613	109,653
Waddell & Reed Financial, Inc. - Class A (c)	17,622	290,058
Wuxi Biologics Cayman, Inc. - ADR (a)(c)	6,766	455,690
Xiaomi Corp. - ADR (a)	26,616	455,932
		41,753,627
Specialty Trade Contractors - 0.24%
EMCOR Group, Inc.	8,437	727,101
NetEase, Inc. - ADR	6,353	574,121
Quanta Services, Inc.	13,999	956,691
		2,257,913
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.04%
Dick's Sporting Goods, Inc. (c)	3,789	215,253
Michaels Cos., Inc. (a)(c)	12,472	123,348
		338,601
Support Activities for Agriculture and Forestry - 0.02%
Corteva, Inc.	4,179	160,139
Cresud SACIF y A - ADR (a)	1,709	6,785
		166,924
Support Activities for Mining - 1.33%
BHP Group Ltd. - ADR	30,690	1,712,195
China Shenhua Energy Co. Ltd. - ADR	13,699	105,482
ConocoPhillips	32,964	1,304,056
Diamondback Energy, Inc.	2,197	87,792
Epiroc AB - ADR	47,518	786,423
Fortescue Metals Group Ltd. - ADR	49,548	1,325,410
Impala Platinum Holdings Ltd. - ADR	31,864	332,023
Inpex Corp. - ADR	210,165	1,166,416
Liberty Oilfield Services, Inc. - Class A	1,601	14,889
LUKOIL PJSC - ADR (c)	11,022	727,452
NexTier Oilfield Solutions, Inc. (a)	58,568	163,990
Patterson-UTI Energy, Inc.	23,411	100,901
Pioneer Natural Resources Co.	11,520	1,158,682
ProPetro Holding Corp. (a)	38,995	225,001
Rio Tinto PLC - ADR	33,951	2,205,796
Santos Ltd. - ADR (c)	55,375	251,403
Subsea 7 SA - ADR	42,405	392,246
Tullow Oil PLC - ADR (a)	50,158	8,743
Vale SA - ADR (c)	32,686	475,908
Vista Oil & Gas SAB de CV - ADR (a)	8,366	22,170
		12,566,978
Support Activities for Transportation - 0.38%
AP Moeller - Maersk A/S - ADR	107,138	1,084,237
CH Robinson Worldwide, Inc.	3,954	371,557
DSV PANALPINA A/S - ADR (c)	12,115	952,603
Expeditors International of Washington, Inc.	1,871	167,211
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (a)(c)	2,151	100,151
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,325	135,189
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	69	10,316
Hub Group, Inc. - Class A (a)	7,204	393,482
Kuehne + Nagel International AG - ADR	897	40,643
XPO Logistics, Inc. (a)	2,173	231,816
ZTO Express Cayman, Inc. - ADR	3,823	107,962
		3,595,167
Telecommunications - 4.16%
Acacia Communications, Inc. (a)(c)	681	47,452
Adyen NV - ADR (a)(c)	23,679	906,432
AT&T, Inc.	190,632	5,480,670
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR (a)	90,294	487,588
CenturyLink, Inc. (c)	248,275	2,594,474
China Mobile Ltd. - ADR	10,109	301,754
China Unicom Hong Kong Ltd. - ADR	12,128	72,889
Chunghwa Telecom Co. Ltd. - ADR	16,369	623,332
Cogent Communications Holdings, Inc.	5,075	295,061
Deutsche Telekom AG - ADR	35,479	640,750
Eutelsat Communications SA - ADR	6,089	17,293
GCI Liberty, Inc. - Class A (a)	3,642	331,859
Hellenic Telecommunications Organization SA - ADR	16,397	131,176
Hong Kong Television Network Ltd. - ADR (a)	7,318	229,200
JOYY, Inc. - ADR (c)	3,464	308,538
KDDI Corp. - ADR	144,897	2,045,946
KT Corp. - ADR	21,903	236,990
Magyar Telekom Telecommunications PLC - ADR	28,873	184,210
Mobile TeleSystems PJSC - ADR	44,298	382,292
MTN Group Ltd. - ADR	40,145	169,412
Nippon Telegraph & Telephone Corp. - ADR	63,415	1,499,131
NTT DOCOMO, Inc. - ADR	44,114	1,630,895
Oi SA - ADR (a)	5,313	9,882
Partner Communications Co. Ltd. - ADR (a)	19,156	95,588
PCCW Ltd. - ADR	33,989	202,235
PLDT, Inc. - ADR (c)	11,013	303,518
Renren, Inc. - ADR (a)	43,107	245,710
ResMed, Inc.	3,704	776,358
RingCentral, Inc. - Class A (a)	493	146,446
Rostelecom PJSC - ADR	23,307	173,521
SK Telecom Co. Ltd. - ADR	15,046	353,731
Spark New Zealand Ltd. - ADR	7,754	123,986
Swisscom AG - ADR (c)	9,515	504,247
Telecom Italia SpA/Milano - ADR	81,747	409,552
Telecom Italia SpA/Milano - ADR	56,010	259,326
Telefonaktiebolaget LM Ericsson - ADR	118,338	1,448,457
Telekomunikasi Indonesia Persero Tbk PT - ADR	22,603	507,437
Telenor ASA - ADR	19,701	334,525
Telephone and Data Systems, Inc.	6,930	131,531
Telia Co. AB - ADR	25,402	213,567
Tencent Holdings Ltd. - ADR	61,676	4,502,348
The9 Ltd. - ADR (a)	3,545	10,458
T-Mobile US, Inc. (a)	18,592	2,471,621
Turkcell Iletisim Hizmetleri AS - ADR	16,753	81,755
Twilio, Inc. - Class A (a)(c)	1,591	509,263
United States Cellular Corp. (a)	6,044	189,479
Verizon Communications, Inc.	96,006	5,799,723
Vodacom Group Ltd. - ADR	11,633	92,017
Vodafone Group PLC - ADR	6,199	102,779
XL Axiata Tbk PT - ADR	95,518	328,582
Zoom Video Communications, Inc. (a)	846	404,693
		39,349,679
Textile Product Mills - 0.06%
Hermes International - ADR (c)	5,885	573,081
Transit and Ground Passenger Transportation - 0.04%
easyJet PLC - ADR (c)	32,659	351,084
Transportation Equipment Manufacturing - 3.19%
Aisin Seiki Co. Ltd. - ADR	6,092	180,293
Aptiv PLC (b)	3,465	411,296
Bayerische Motoren Werke AG - ADR	16,079	466,130
BorgWarner, Inc. (c)	25,455	988,926
Brilliance China Automotive Holdings Ltd. - ADR (c)	15,067	134,925
Daimler AG - ADR (c)	8,241	138,490
Dana, Inc. (c)	15,332	258,191
Denso Corp. - ADR	5,638	133,339
General Dynamics Corp.	1,434	214,168
General Motors Co.	29,283	1,283,767
Gentex Corp.	19,022	620,117
Great Wall Motor Co. Ltd. - ADR	19,730	401,308
Honda Motor Co. Ltd. - ADR	81,781	2,266,969
Isuzu Motors Ltd. - ADR	34,394	334,998
Kawasaki Heavy Industries Ltd. - ADR	39,806	225,302
LCI Industries	1,220	153,452
Lear Corp.	8,806	1,258,817
Lockheed Martin Corp.	5,641	2,058,966
Mazda Motor Corp. - ADR	23,909	70,053
Meritor, Inc. (a)	6,784	179,098
Navistar International Corp. (a)	1,844	81,615
Nikola Corp. (a)(c)	837	17,083
Niu Technologies - ADR (a)(c)	6,076	181,186
PACCAR, Inc.	30,055	2,616,588
Raytheon Technologies Corp.	11,202	803,407
Shimano, Inc. - ADR	54,385	1,283,486
Subaru Corp. - ADR	41,834	414,157
Suzuki Motor Corp. - ADR (c)	3,676	789,715
Tata Motors Ltd. - ADR (a)	32,143	383,787
Tesla, Inc. (a)	5,281	2,997,495
Thor Industries, Inc. (c)	4,792	462,476
Toyota Industries Corp. - ADR	11,305	814,469
Toyota Motor Corp. - ADR	44,606	5,997,724
Volvo AB - ADR	70,981	1,600,621
		30,222,414
Truck Transportation - 0.29%
JB Hunt Transport Services, Inc.	5,898	797,882
Knight-Swift Transportation Holdings, Inc.	8,938	369,050
Old Dominion Freight Lines, Inc.	2,937	597,268
Saia, Inc. (a)	1,012	176,634
Schneider National, Inc.	13,530	282,777
Werner Enterprises, Inc.	13,211	528,308
		2,751,919
Utilities - 2.75%
AES Corp.	2,791	57,048
AGL Energy Ltd. - ADR	78,603	778,170
Alliant Energy Corp.	12,831	674,911
Ameren Corp. (c)	1,153	89,680
Avista Corp.	8,550	320,796
Centrica PLC - ADR	39,615	91,907
Cheniere Energy, Inc. (a)	13,498	765,202
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,234	43,442
Cia Energetica de Minas Gerais - ADR (c)	12,561	33,915
CLP Holdings Ltd. - ADR (c)	90,232	851,790
Duke Energy Corp. (c)	5,777	535,297
Edison International (c)	9,658	592,615
EDP Energias de Portugal SA - ADR	450	24,179
Électricité de France SA - ADR	158,387	475,161
Empresa Distribuidora Y Comercializadora Norte - ADR (a)(c)	5,315	17,965
Enel Chile SA - ADR (c)	26,505	92,502
Enel SpA - ADR	201,247	2,002,407
Engie SA - ADR (a)	30,584	448,667
Entergy Corp.	12,256	1,334,066
Evergy, Inc.	2,985	165,399
Exelon Corp.	1,049	43,082
First Solar, Inc. (a)(c)	3,577	334,199
Hong Kong & China Gas Co. Ltd. - ADR (c)	53,145	80,780
Iberdrola SA - ADR	41,445	2,264,968
Kinder Morgan, Inc.	22,584	324,758
MDU Resources Group, Inc.	17,417	434,380
NextEra Energy, Inc.	19,128	1,407,630
NorthWestern Corp.	7,092	411,336
NRG Energy, Inc.	43,653	1,429,636
Otter Tail Corp.	675	26,879
PG&E Corp. (a)	88,387	1,122,515
Pinnacle West Capital Corp.	10,633	870,311
Portland General Electric Co.	15,793	653,514
PPL Corp.	42,174	1,198,585
Public Service Enterprise Group, Inc. (c)	14,300	833,404
RWE AG - ADR (c)	22,563	937,718
Sempra Energy (c)	6,519	831,042
Southern Co.	17,694	1,058,986
Southwest Gas Holdings, Inc.	1,076	69,133
Tenaga Nasional Bhd - ADR	1,985	18,659
Tokyo Gas Co. Ltd. - ADR	65,531	741,156
Vestas Wind Systems A/S - ADR	4,705	318,623
Vistra Corp.	63,405	1,184,405
		25,990,818
Waste Management and Remediation Services - 0.19%
Darling Ingredients, Inc. (a)	15,998	772,383
Republic Sevices, Inc.	10,277	993,991
		1,766,374
Water Transportation - 0.13%
Carnival Corp. (b)	13,097	261,678
Central Puerto SA - ADR (a)	12,311	33,240
International Seaways, Inc. (b)	11,879	200,636
Nippon Yusen KK - ADR	129,206	564,630
Royal Caribbean Cruises Ltd. (b)	2,496	196,710
		1,256,894
Wood Product Manufacturing - 0.30%
Cavco Industries, Inc. (a)	611	109,987
Koppers Holdings, Inc. (a)	9,035	244,577
Masco Corp.	35,951	1,929,490
Trex Co., Inc. (a)(c)	642	48,034
UFP Industries, Inc.	9,089	487,625
		2,819,713
TOTAL COMMON STOCKS (Cost $715,336,429)		919,136,516

PREFERRED STOCKS - 0.19%
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR, 5.555 (d)	11,773	69,108
Credit Intermediation and Related Activities - 0.03%
Bancolombia SA - ADR, 4.930% (d)	8,161	248,502
Management of Companies and Enterprises - 0.02%
Azul SA - ADR (a)(c)(d)	313	6,658
Porsche Automobil Holding SE - ADR, 3.981% (d)	33,937	214,481
		221,139
Merchant Wholesalers, Durable Goods - 0.07%
Volkswagen AG - ADR, 3.284% (d)	36,979	624,391
Oil and Gas Extraction - 0.03%
Surgutneftegas PJSC - ADR, 2.527% (d)	47,748	245,234
Primary Metal Manufacturing - 0.01%
Gerdau SA - ADR, 0.900% (d)	28,654	120,633
Utilities - 0.02%
Cia Paranaense de Energia - ADR, 3.441% (d)	18,535	236,877
TOTAL PREFERRED STOCKS (Cost $1,755,631)		1,765,884

EXCHANGE-TRADED FUNDS - 0.34%
iShares MSCI EAFE ETF (c)	14,871	1,043,201
Vanguard FTSE Emerging Markets ETF (c)	3,832	182,250
Vanguard Large-Cap ETF	9,190	1,557,613
Vanguard Small-Cap ETF (c)	2,341	425,828
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,962,677)		3,208,892

REAL ESTATE INVESTMENT TRUSTS - 1.86%
Heavy and Civil Engineering Construction - 0.01%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	15,842	81,586
Hospitals - 0.02%
Omega Healthcare Investors, Inc.	6,040	212,729
Professional, Scientific, and Technical Services - 0.01%
CoreCivic, Inc.	4,199	29,771
Extra Space Storage, Inc.	714	80,489
		110,260
Real Estate - 1.64%
American Finance Trust, Inc.	13,287	98,058
American Homes 4 Rent	13,481	387,174
Boston Properties, Inc.	8,266	811,391
Brandywine Realty Trust (c)	18,751	208,699
Brixmor Property Group, Inc.	23,482	358,570
Corporate Office Properties Trust	11,357	302,437
Cousins Properties, Inc. (c)	10,734	358,623
DiamondRock Hospitality Co.	13,467	101,272
Duke Realty Corp.	17,646	671,607
Equity Residential (c)	19,753	1,144,094
Essex Property Trust, Inc.	1,948	478,974
First Industrial Realty Trust, Inc.	3,922	164,253
Franklin Street Properties Corp.	18,301	84,917
Gaming and Leisure Properties, Inc.	15,454	641,959
Highwoods Properties, Inc.	9,495	363,659
Investors Real Estate Trust	974	67,596
Invitation Homes, Inc.	25,614	732,048
Kite Realty Group Trust	21,499	309,586
Lexington Realty Trust	110,776	1,131,023
Life Storage, Inc.	746	81,851
LTC Properties, Inc.	5,219	193,312
Mid-America Apartment Communities, Inc.	11,608	1,464,466
Office Properties Income Trust	11,534	263,552
Physicians Realty Trust (c)	4,109	71,291
Piedmont Office Realty Trust, Inc. - Class A (c)	39,742	621,167
RPT Realty	44,891	329,051
Sabra Health Care REIT, Inc. (c)	3,720	61,306
Simon Property Group, Inc. (c)	6,470	534,228
SITE Centers Corp.	13,467	135,882
STAG Industrial, Inc.	2,448	72,901
Sun Communities, Inc. (c)	3,458	480,662
Taubman Centers, Inc.	4,106	175,408
Urstadt Biddle Properties, Inc. - Class A	3,442	48,326
Ventas, Inc.	6,846	327,992
VEREIT, Inc.	28,666	203,242
VICI Properties, Inc. (c)	16,740	423,355
Washington Real Estate Investment Trust	4,244	98,503
Welltower, Inc.	15,760	992,564
WP Carey, Inc. (c)	7,686	531,948
		15,526,947
Social Assistance - 0.02%
GEO Group, Inc. (c)	15,603	147,448
Telecommunications - 0.14%
American Tower Corp.	3,971	918,095
Equinix, Inc.	176	122,811
SBA Communications Corp.	461	132,390
Uniti Group, Inc.	17,883	183,837
		1,357,133
Warehousing and Storage - 0.02%
Iron Mountain, Inc. (c)	7,222	198,605
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,978,791)		17,634,708

RIGHTS - 0.00%
Chemical Manufacturing - 0.00%
Aratana Therapeutics, Inc. (a)(e)	18,388	4,597
TOTAL RIGHTS (Cost $0)		4,597

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 14.75%
Money Market Fund-14.75%
Mount Vernon Liquid Assets Portfolio, LLC, 0.150% (f)	139,558,754	139,558,754
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $139,558,754)		139,558,754

SHORT-TERM INVESTMENTS - 0.35%
First American Government Obligations Fund, Class X, 0.046% (f)	3,273,202	3,273,202
TOTAL SHORT-TERM INVESTMENTS (Cost $3,273,202)		3,273,202

Total Investments (Cost $880,865,484) - 114.61%		1,084,582,553
Liabilities in Excess of Other Assets - (14.61)%		(138,278,340)
TOTAL NET ASSETS - 100.00%		$946,304,213

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $134,032,194.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $4,597, representing 0.00% of net assets.
(f)	The rate shown represents the seven day yield at November 30, 2020.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2020

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2020.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$907,173,475	$11,963,041	$-	$919,136,516
Preferred Stocks*	1,765,884	-	-	1,765,884
Exchange-Traded Funds	3,208,892	-	-	3,208,892
Real Estate Investment Trusts*	17,634,708	-	-	17,634,708
Rights	-	4,597	-	4,597
Total Equity	929,782,959	11,963,041	-	941,750,597
Money Market Funds	142,831,956	-	-	142,831,956
Total Investments in Securities	$1,072,614,915	$11,963,041	$-	$1,084,582,553

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2020.